Subsequent Events (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 25, 2026	Feb. 05, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Cancelled shares issued (in Shares)			538,437
Internal Revenue Service (IRS) [Member] | Forecast [Member]
Subsequent Event [Line Items]
Tax plus penalties	$ 317
Total interest	442
Evidence of the payment already paid	$ 1,794
Subsequent Event [Member] | Internal Revenue Service (IRS) [Member]
Subsequent Event [Line Items]
Sales proceeds amount		$ 1,794
Actual tax payable		317
Tax payable refund		$ 1,477